Cover	Mar. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 14, 2023
Entity Registrant Name	TriplePoint Private Venture Credit Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	000-56116
Entity Tax Identification Number	84-3383695
Entity Address, Address Line One	2755 Sand Hill Road
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001792509
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	854-2090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A